FINANCIAL RISK MANAGEMENT - Capital management (Details)	12 Months Ended
Dec. 31, 2018
CAPITAL MANAGEMENT | Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Required net debt to adjusted EBITDA	3.5